Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.15%	9.94%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Blended Index (60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.77%	6.06%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Blended Index (60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.53%	3.98%	4.66%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | MSCI ACWI Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.05%	9.22%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	1.56%	3.13%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.96%	0.84%	2.53%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.07%	1.10%	2.40%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.62%	1.90%	3.07%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.68%	2.91%	3.95%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | MSCI ACWI Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.05%	9.22%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.65%	7.55%	7.64%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.57%	5.99%	6.29%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	5.79%	5.97%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.88%	7.90%	7.56%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.04%	8.98%	8.49%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | MSCI China Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.42%	(3.44%)	1.88%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.52%	(5.63%)	1.82%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.72%	(6.84%)	0.59%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	(3.79%)	1.76%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.54%	(5.30%)	1.80%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.63%	(4.34%)	2.67%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.15%	9.94%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | MSCI World Health Care Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	6.18%	7.33%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.88%)	5.30%	6.36%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.93%)	4.12%	4.96%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.34%)	4.19%	4.88%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.73%	5.63%	6.28%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.74%	6.71%	7.20%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	6.17%	6.67%

[1]
1	Prior to August 18, 2025, the blended index consisted of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. The blended index changed effective August 18, 2025 as a result of changes in the Fund’s Principal Investment Strategies. The new blended index consists of 60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly. The Fund’s current Principal Investment Strategies were not in effect during the periods shown in the table.